Bank Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank Borrowings (Details) [Line Items]
Guarantee to secure certain loan	$ 21,838	$ 20,874	$ 32,607
Debt instrument term, description	The original terms of the loans from Chinese banks range from 6 to 12 months and the interest rates range from 5.00% to 6.00% per annum.
Loan balance	$ 16,572
Bank facility agreement, description	the German bank includes a $13.0 million (EUR11 million) 8-year maturity term loan and a $4.7 million (EUR4 million) revolving facility (“German Bank Facility Agreement”). The interest rate of the 8-year maturity term loan is EURIBOR plus a margin rate determined by the financial leverage ratio of the Group. The $4.7 million (EUR4 million) revolving facility at 6% annual interest, needs to be renewed every year (60 days in advance). During the six months ended June 30, 2021, the Group drew down the 8-year maturity term loan at the amount of $9,886.
Minimum [Member]
Bank Borrowings (Details) [Line Items]
Interest rate		4.68%
Maximum [Member]
Bank Borrowings (Details) [Line Items]
Interest rate		5.66%